PENSION PLANS (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PENSION PLANS [Abstract]
Number of separate pension plans	2		2		2
Service cost	$ 0	$ 27	$ 0	$ 81	$ 98	$ 92	$ 177
Interest cost	467	493	1,401	1,479	1,931	2,014	2,000
Expected return on plan assets	(504)	(488)	(1,512)	(1,464)	(2,028)	(1,818)	(1,462)
Amortization of loss	200	77	600	231	269	203	502
Net periodic benefit expense	$ 163	$ 109	$ 489	$ 327	$ 270	$ 491	$ 1,217